UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Corsair Capital LLC
Address:    717 Fifth Avenue, 24th Floor
            New York, NY 10022

Form 13F File Number: 28-12546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Amy M. Soeda
Title:      Chief Financial Officer
Phone:      (212) 224-9425

Signature, Place, and Date of Signing:

           /s/ Amy M. Soeda             New York, NY          5/10/10
     -----------------------------    ------------------     ---------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-
   --------------        ---------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:      5
                                        -----------
Form 13F Information Table Value Total:   $254,241
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number          Name
        28-
---        --------------------       ---------------------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2  COLUMN 3     COLUMN 4  COLUMN 5               COLUMN 6    COLUMN 7         COLUMN 8
-----------------------  --------  --------     --------  ---------------------  --------    --------  -------------------------
                           TITLE                 VALUE    SHRS OR     SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           OF CLASS  CUSIP        (x$l000)  PRN AMT     PRN  CALL  DISCRETION  MANAGER   SOLE      SHARED     NONE
-----------------------  --------  -----        --------  -------     ---  ----  ----------  --------  ----      ------     ----


CompuCredit Corp.        Common    20478N 10 0   15,164    2,938,842  SH         SOLE        N/A       2,938,842

East West Bancorp, Inc.  Common    27579R 10 4  127,886    7,341,306  SH         SOLE        N/A       7,341,306

First American Corp.     Common    318522 30 7   50,000    1,506,750  SH         SOLE        N/A       1,506,750

NewStar Financial Inc.   Common    652F1F 10 5   60,641    9,504,798  SH         SOLE        N/A       9,504,798

NewStar Financial Inc.   Common    652F1F 10 5      550      200,174  SH   CALL  SOLE        N/A         200,174




[Repeat as necessary]